CAPITAL AND FINANCIAL RISK MANAGEMENT - Gold and silver price risk management (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Gold and silver price risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Derivatives to hedge metal sales	$ 0	$ 0